Staff costs (Tables)	12 Months Ended
Sep. 30, 2025
Staff costs
Summary of staff costs

	2025	2024	2023
	$'000	$'000	$'000
The aggregate remuneration comprised:
Wages and salaries	12,778	15,108	20,166
Social security costs	1,889	1,941	3,117
Pension costs	1,455	1,666	2,312
Share based compensation	5,604	601	18,252
	21,726	19,316	43,847

Summary of remuneration payable to directors

	2025	2024	2023
	$'000	$'000	$'000
Directors’ remuneration	291	1,221	1,395